Significant transactions (Details) $ / shares in Units, € in Millions, $ in Millions							6 Months Ended
	Dec. 06, 2022 USD ($)	Nov. 21, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Jan. 07, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash paid for the acquisition							$ 0	$ 483
Goodwill							8,970		$ 8,970
Financial debts							4,681		$ 4,648
Repayments of non-current borrowings							$ 0	$ 536
Aerie
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired		100.00%
Price paid (in dollars per share) | $ / shares		$ 15.25
Consideration transferred		$ 744
Cash paid for the acquisition		666
Borrowings recognised as of acquisition date		316
Goodwill		$ 65
Eysuvis and Inveltys
Disclosure of detailed information about business combination [line items]
Upfront payment			$ 60
Inventory, net of liabilities			14
Purchase consideration			79
Intangible assets			$ 71
Ivantis, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired						100.00%
Upfront payment						$ 479
Series 2032 Notes
Disclosure of detailed information about business combination [line items]
Financial debts	$ 700
Borrowings, interest rate	5.375%						5.375%
Series 2052 Notes
Disclosure of detailed information about business combination [line items]
Financial debts	$ 600
Borrowings, interest rate	5.75%						5.75%
Facility B Term Loan
Disclosure of detailed information about business combination [line items]
Repayments of non-current borrowings	$ 640				€ 160
Bridge Loan Facility
Disclosure of detailed information about business combination [line items]
Repayments of non-current borrowings	$ 775
Series 2028 Notes
Disclosure of detailed information about business combination [line items]
Financial debts				$ 537						€ 500
Borrowings, interest rate				2.375%			2.375%			2.375%
Facility C Term Loan
Disclosure of detailed information about business combination [line items]
Repayments of non-current borrowings				$ 376	€ 350